Agreements, Guarantees and Liens (Narrative) (Details) € in Thousands, ₪ in Thousands, $ in Thousands	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Agreements Guarantees And Liens [Line Items]
Restricted Deposits			$ 331	$ 405
Lease Agreements [Member]
Agreements Guarantees And Liens [Line Items]
Restricted Deposits		₪ 100	29
Future Lease Agreement [Member]
Agreements Guarantees And Liens [Line Items]
Exposure to credit risk on loan commitments and financial guarantee contracts		₪ 1,040	296
Peace Of Meat (POM) [Member] | Lease Agreements [Member]
Agreements Guarantees And Liens [Line Items]
Exposure to credit risk on loan commitments and financial guarantee contracts	€ 23		$ 24